Segment Information and Concentration (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income (Loss) from Operations	$ 2,370,500	$ 1,535,000	$ 4,079,400	$ 2,105,300	$ 13,668,100	$ 3,672,500
Interest income	9,400	400		49,400	77,300	82,200
Income (Loss) from operations before discontinued operations and income taxes	1,400	(7,600)	(6,300)	11,000	4,400	(562,500)
Revenues	2,805,400	2,864,900	5,237,800	5,758,600	11,400,500	9,775,200
Long-Lived Assets			2,595,000	5,319,300
Long-Lived Assets			4,341,600		4,402,200	4,337,300
Long-Lived Assets	1,633,000		1,763,000		2,079,800	2,557,800
United State [Member]
Revenues			3,437,000	3,206,000
Long-Lived Assets			1,710,000	5,181,300
Germany [Member]
Revenues			346,100	276,500
Long-Lived Assets			885,000	138,000
All Other Foreign Countries [Member]
Revenues			1,454,700	2,276,100
Long-Lived Assets			0	0
Bioprocessing Systems One [Member]
Income (Loss) from Operations	(2,072,500)	(1,651,700)
Other (expense) income, net	11,000	(18,400)
Interest income	0	0
Total other (expense) income, net	11,000	(18,400)
Income (Loss) from operations before discontinued operations and income taxes	(2,061,500)	(1,670,100)
Benchtop Laboratory Equipment
Income (Loss) from Operations	266,200	247,300	203,500	851,700	1,475,800	1,461,300
Other (expense) income, net	(1,800)	1,300
Interest income	0	0
Total other (expense) income, net	(1,800)	1,300	(28,200)	415,500	194,000	571,000
Income (Loss) from operations before discontinued operations and income taxes	264,400	248,600	175,300	1,267,200	1,669,800	2,032,300
Revenues	2,582,200	2,434,600	4,608,900	5,031,100	9,981,100	9,043,600
Corporate
Income (Loss) from Operations	(661,300)	(337,900)	(902,300)	(508,200)	(1,650,400)	(1,341,400)
Other (expense) income, net	77,100	(85,600)
Interest income	9,400	400
Total other (expense) income, net	86,500	(85,200)	88,500	47,600	71,500	82,200
Income (Loss) from operations before discontinued operations and income taxes	(574,800)	(423,100)	(813,800)	(460,600)	(1,578,900)	(1,259,300)
Revenues	0	0	0	0	0	0
Consolidated
Income (Loss) from Operations	(2,467,600)	(1,742,300)	(4,137,000)	(3,369,200)	(11,544,100)	(4,708,700)
Other (expense) income, net	86,300	(102,700)
Interest income	9,400	400
Total other (expense) income, net	95,700	(102,300)	63,900	515,600	262,400	653,800
Income (Loss) from operations before discontinued operations and income taxes	(2,371,900)	(1,844,600)	(4,073,100)	(2,853,600)	(11,281,700)	(4,055,000)
Revenues	$ 2,805,400	$ 2,864,900	$ 5,237,800	$ 5,758,600	$ 11,400,500	$ 9,775,200